Schedule of Investments (unaudited) June 30, 2019	iShares® U.S. Telecommunications ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 50.6%
Acacia Communications Inc.(a)(b)	45,198	$2,131,538
ADTRAN Inc.	76,403	1,165,146
Applied Optoelectronics Inc.(a)	30,389	312,399
Arista Networks Inc.(a)(b)	81,932	21,271,186
CalAmp Corp.(a)(b)	53,771	628,045
Ciena Corp.(a)(b)	227,123	9,341,569
Cisco Systems Inc.	1,788,876	97,905,184
CommScope Holding Co. Inc.(a)(b)	307,223	4,832,618
Comtech Telecommunications Corp.	38,553	1,083,725
EchoStar Corp., Class A(a)(b)	76,204	3,377,361
Extreme Networks Inc.(a)(b)	189,403	1,225,437
F5 Networks Inc.(a)	94,733	13,795,967
Finisar Corp.(a)	187,107	4,279,137
Juniper Networks Inc.	546,442	14,551,750
Lumentum Holdings Inc.(a)	121,220	6,474,360
Motorola Solutions Inc.	124,032	20,679,855
NETGEAR Inc.(a)	50,143	1,268,117
NetScout Systems Inc.(a)	110,628	2,808,845
Plantronics Inc.	52,155	1,931,821
Ubiquiti Networks Inc.	30,236	3,976,034
ViaSat Inc.(a)(b)	90,382	7,304,673
Viavi Solutions Inc.(a)(b)	362,893	4,822,848

		225,167,615

Diversified Telecommunication Services — 38.1%
AT&T Inc.	621,436	20,824,320
ATN International Inc.	17,319	999,826
CenturyLink Inc.	1,523,253	17,913,455
Cincinnati Bell Inc.(a)(b)	72,288	357,826
Consolidated Communications Holdings Inc.	114,748	565,708
Frontier Communications Corp.(a)(b)	169,255	296,196
GCI Liberty Inc., Class A(a)	152,382	9,365,398
Globalstar Inc.(a)(b)	1,101,705	528,818
Iridium Communications Inc.(a)(b)	152,502	3,547,196
ORBCOMM Inc.(a)(b)	127,060	921,185
Verizon Communications Inc.	1,742,235	99,533,886
Vonage Holdings Corp.(a)	353,909	4,009,789
Zayo Group Holdings Inc.(a)	321,502	10,580,631

		169,444,234

Security	Shares	Value

Household Durables — 3.5%
Garmin Ltd.	192,411	$15,354,398

Wireless Telecommunication Services — 7.8%
Shenandoah Telecommunications Co.	73,523	2,832,106
Spok Holdings Inc.	28,782	432,881
Sprint Corp.(a)(b)	908,783	5,970,705
Telephone & Data Systems Inc.	149,108	4,532,883
T-Mobile U.S. Inc.(a)	265,166	19,659,407
U.S. Cellular Corp.(a)(b)	22,961	1,025,668

		34,453,650

Total Common Stocks — 100.0% (Cost: $456,097,229)		444,419,897

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	12,812,492	12,818,898
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	186,423	186,423

		13,005,321

Total Short-Term Investments — 2.9% (Cost: $13,003,053)		13,005,321

Total Investments in Securities — 102.9% (Cost: $469,100,282)		457,425,218

Other Assets, Less Liabilities — (2.9)%		(12,831,432)

Net Assets — 100.0%		$444,593,786

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	12,387,089	425,403	12,812,492	$12,818,898	$29,377	(a)	$1,248	$(904)
BlackRock Cash Funds: Treasury, SL Agency Shares	676,827	(490,404)	186,423	186,423	4,472		—	—

				$13,005,321	$33,849		$1,248	$(904)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® U.S. Telecommunications ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$444,419,897	$—	$—	$444,419,897
Money Market Funds	13,005,321	—	—	13,005,321

	$457,425,218	$—	$—	$457,425,218

2